Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
On June 1, 2017, the Company completed the acquisition of The Valspar Corporation (Valspar) at $113 per share in an all cash transaction for a total purchase price of $8.9 billion, net of divestiture proceeds of $431.0 million (Acquisition). On April 11, 2017, the Company and Valspar entered into a definitive agreement with Axalta Coating Systems Ltd. to divest the assets related to Valspar's North American industrial wood coatings business. The divestiture was also completed on June 1, 2017, and is reported as a discontinued operation with no pre-tax gain or loss, but includes the tax expense effect of this separate transaction. Proceeds of $431.0 million were received for the divested assets sold. The divestiture resulted in a tax provision of $41.5 million, which reduced basic and diluted net income per common share by $.44 and $.44, respectively, for the year ended December 31, 2017. The Acquisition expands the Company's diversified array of brands and technologies, expands its global platform and adds new capabilities in its packaging and coil businesses.
The preliminary allocation of the fair value of the Acquisition is summarized in the following table. Allocations are based on the acquisition method of accounting and in-process third-party valuation appraisals. The allocation of the fair value will be finalized within the allowable measurement period.

(millions of dollars)

Cash	$129.1
Accounts receivable	817.5
Inventories	684.5
Indefinite-lived trademarks	775.9
Finite-lived intangible assets	5,071.8
Goodwill	5,675.2
Property, plant and equipment	833.0
All other assets	231.1
Accounts payable	(553.2)
Long-term debt	(1,603.5)
Deferred taxes	(2,028.9)
All other liabilities	(1,093.1)
Total	$8,939.4
Total, net of cash	$8,810.3

Finite-lived intangible assets include customer relationships of $3.3 billion and intellectual property and technology of $1.8 billion, which are being amortized over weighted average amortization periods ranging from 15 to 20 years. Based on the preliminary purchase accounting, goodwill of $2.3 billion, $1.9 billion and $1.5 billion was recorded in The Americas Group, Performance Coatings Group and Consumer Brands Group, respectively, and relates primarily to expected synergies.
The Company's Net sales and Net income for the year ended December 31, 2017 include sales of $2.464 billion and a profit before tax of $115.8 million related to the Acquisition. Net income for the year ended December 31, 2017 includes $183.1 million of intangibles amortization expense. During the year ended December 31, 2017, the Company incurred transaction and integration related SG&A expense of $126.8 million and interest expense of $179.3 million related to the Acquisition.
During the year ended December 31, 2016, the Company incurred transaction and integration related SG&A expense of $58.4 million and interest expense of $72.8 million related to the anticipated acquisition of Valspar.

The following pro forma information presents consolidated financial information as if Valspar had been acquired at the beginning of 2016. Pro forma adjustments have been made to exclude Valspar's North American industrial wood coatings business results and certain transaction and integration costs from all periods presented. Interest expense has been adjusted as though total debt related to the Acquisition had been outstanding at January 1, 2016. Amortization of acquired intangibles and fixed asset step-ups has been adjusted as though the amortization period started January 1, 2016. The $54.9 million amortization of inventory cost increases resulting from the preliminary purchase accounting has been included in 2016 to reflect the pro forma transaction date of January 1, 2016, and thus this amount has been excluded for the year ended December 31, 2017. The unaudited pro forma consolidated financial information does not necessarily reflect the actual results that would have occurred had the Acquisition taken place on January 1, 2016, nor is it meant to be indicative of future results of operations of the combined companies under the ownership and operation of the Company.

	2017	2016
Net sales	$16,634,913	$15,861,367
Net income from continuing operations	1,854,613	1,008,138
Net income per common share from continuing operations
Basic	$19.96	$10.98
Diluted	$19.54	$10.67